DEPOSIT FOR NON-CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
DEPOSIT FOR NON-CURRENT ASSETS [Abstract]
Schedule of Deposit for Non-current Assets	Deposit for non-current assets consisted of the following:
	As of December 31,
	2017	2018
	US$	US$

Buildings	55,364	-
Others	3,358	902

Total	58,722	902